Allowance for Credit Losses (Tables)	6 Months Ended
Jun. 30, 2022
Allowance For Credit Loss [Abstract]
Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of June 30, 2022:

	Six Months Ended June 30, 2022	2021	2020	2019	2018	Prior	Total
Tier 1	$82,969	$828,490	$581,619	$100,898	$32,232	$12,402	$1,638,610
Tier 2	24,693	80,879	34,851	31,980	17,298	3,228	192,929
Tier 3	7,319	7,076	2,072	5,181	437	42	22,127
Net investment in finance leases	$114,981	$916,445	$618,542	$138,059	$49,967	$15,672	$1,853,666

Tier 1	$515,680	$11,706	$103,663	$192,691	$—	$—	$823,740
Tier 2	—	4,641	—	22,801	—	—	27,442
Container leaseback financing receivable	$515,680	$16,347	$103,663	$215,492	$—	$—	$851,182